Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	(0.02%)
Telefónica Brazil | Foreign defined benefit plans
Disclosure of defined benefit plans [line items]
Nominal rate of salary increase (as a percent)		5.47%
Long-term inflation rate	3.50%	3.80%
Growth rate for medical costs	6.61%	6.91%
Telefónica Brazil | Foreign defined benefit plans | Minimum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	6.37%	6.65%
Nominal rate of salary increase (as a percent)	4.58%
Telefónica Brazil | Foreign defined benefit plans | Maximum
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	7.88%	7.54%
Nominal rate of salary increase (as a percent)	6.35%